ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS
 ASSET RETIREMENT OBLIGATIONS

Our ARO relate mostly to the retirement of pipelines, renewable power generation assets, obligations related to right-of way agreements and contractual leases for land use.

The liability for the expected cash flows as recognized in the financial statements reflected discount rates ranging from 1.8% to 9.0%.

A reconciliation of movements in our ARO liabilities is as follows:

December 31,	2018	2017
(millions of Canadian dollars)
Obligations at beginning of year	793	232
Liabilities acquired	—	546
Liabilities disposed	(13)	—
Liabilities incurred	145	—
Liabilities settled	(21)	(22)
Change in estimate	29	18
Foreign currency translation adjustment	22	(12)
Accretion expense	34	31
Obligations at end of year	989	793
Presented as follows:
Accounts payable and other	6	2
Other long-term liabilities	983	791
	989	793